Income Taxes - Schedule of Expiration Periods of Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	$ 992	$ 1,142
Tax credit carryforwards	15	19
Other	1,320
Valuation allowance	(712)	(486)	$ (517)	$ (348)
Deferred tax assets, net	1,615	$ 1,843
Expires Within 10 Years [Member]
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	240
Tax credit carryforwards	15
Valuation allowance	(229)
Deferred tax assets, net	26
Expires Within 11-20 Years [Member]
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	207
Valuation allowance	(101)
Deferred tax assets, net	106
No Expiration [Member]
Tax Credit Carryforward [Line Items]
Tax loss carryforwards	545
Other	426
Valuation allowance	(282)
Deferred tax assets, net	689
Other [Member]
Tax Credit Carryforward [Line Items]
Other	894
Valuation allowance	(100)
Deferred tax assets, net	$ 794